INVENTORY	12 Months Ended
Nov. 30, 2021
INVENTORY
INVENTORY

9.  INVENTORY

Accounting Policy

Inventory is valued at the lower of cost and net realizable value. Cost of cannabis and hemp biomass is comprised of initial third-party acquisition costs, plus analytical testing costs. Costs of extracted cannabis, hemp oil and finished goods inventory are comprised of initial acquisition cost of the biomass and all direct and indirect processing costs including labour related costs, consumables, materials, packaging supplies, utilities, facility costs, analytical testing costs, and production related depreciation. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated cost of completion and the estimated costs necessary to make the sale. Packaging and supplies are initially valued at cost and subsequently at the lower of cost and net realizable value.

9.  INVENTORY - continued

Accounting Estimates & Judgments

Inventory is carried at the lower of cost or net realizable value. The determination of net realizable value involves significant management judgement and estimates, including the estimation of future selling prices, condition of the inventory based on age and the market demand.

Explanatory information

	2021	2020
	$	$
Dried cannabis and hemp biomass	7,799	3,558
Extracted cannabis and hemp oils	26,533	11,146
Finished goods	5,073	1,514
Packaging and supplies	7,437	3,650
	46,842	19,868
Less: inventory valuation allowance	(4,803)	(5,485)
	42,039	14,383

Inventory expensed to cost of sales for the year ended November 30, 2021 was $49,346 (November 30, 2020 - $41,619). During the year ended November 30, 2021, the Company recorded an inventory valuation allowance of $4,043 (November 30, 2020 - $9,293), recognized on cannabis purchased and processed, packaging supplies including hardware in which the cost exceeds its net realizable value.